Financial liabilities - Disclosure of the main data and assumptions, Kreos / Claret minimum return indemnifications (Details) - Kreos/Claret Minimum Return Indemnifications € in Thousands	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Tranche B
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments	€ 2,691	€ 2,636
Tranche C
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments	€ 1,104	€ 984
Final redemption scenario probability | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.95	0.95
Final redemption scenario probability | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.95	0.95
Minimal return | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1.40	1.40
Minimal return | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1.30	1.30
Discount rate | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.10	0.075
Discount rate | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.10	0.075
Probability-weighted present value of shortfall payment, final redemption | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2,669,000	2,635,000
Probability-weighted present value of shortfall payment, final redemption | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1,233,000	1,160,000
Probability-weighted present value of shortfall payment, tender offer | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	139,000	136,000
Probability-weighted present value of shortfall payment, tender offer | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	52,000	43,000
Final redemption, probability-weighted fair value with MRI | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	108,000	104,000
Final redemption, probability-weighted fair value with MRI | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	597,000	684,000
Final redemption, probability-weighted fair value without MRI | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	225,000	241,000
Final redemption, probability-weighted fair value without MRI | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	779,000	903,000
Total fair value of MRI, final redemption | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2,552,000	2,499,000
Total fair value of MRI, final redemption | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1,051,000	941,000
Total fair value of MRI, tender offer | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	139,000	136,000
Total fair value of MRI, tender offer | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	52,000	43,000